Earnings per share - Basic and diluted EPS (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Net income (loss)	€ (103,517)	€ (196,078)	€ (83,913)
Weighted average number of shares outstanding Dec 31	177,578,262	177,295,234	176,916,663
Net income per share (basic)	€ (0.58)	€ (1.11)	€ (0.47)
Net income per share (diluted)	€ (0.58)	€ (1.11)	€ (0.47)